SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
SEGMENT INFORMATION

NOTE 15 – SEGMENT INFORMATION

Geographic long-lived asset information presented below is based on the physical location of the assets at the end of year. Long-lived assets including intangible assets, capitalized software, property and equipment and security deposits, by geographic region, are as follows at:

	December 31, 2021	December 31, 2020
United States	$369,706	$452,891
Mexico	290,548	39,731
Total long-lived assets	$660,254	$492,622

The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers:

	Year Ended December 31,
	2021	2020
United States	$20,156,744	$8,738,661
Mexico	1,317,407	467,280
Total revenue	$21,474,151	$9,205,941